Employee Benefit Plans (Target Allocation By Asset Category) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	40.00%
Target Allocation, Fixed Income	60.00%
Percentage of Plan Assets, Equity Securities	27.00%	53.00%
Percentage of Plan Assets, Fixed Income	73.00%	47.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	50.00%
Target Allocation, Fixed Income	50.00%
Target Allocation, Total	100.00%
Percentage of Plan Assets, Equity Securities	52.00%	62.00%
Percentage of Plan Assets, Fixed Income	48.00%	38.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets, Equity Securities	31.00%	36.00%
Percentage of Plan Assets, Fixed Income	51.00%	47.00%
Percentage of Plan Assets, Cash and other	18.00%	17.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Scenario, Forecast [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	40.00%
Target Allocation, Fixed Income	60.00%
Target Allocation, Total	100.00%
Scenario, Forecast [Member] | Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	31.00%
Target Allocation, Fixed Income	53.00%
Target Allocation, Cash and other	16.00%
Target Allocation, Total	100.00%